REDEEMABLE NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
REDEEMABLE NONCONTROLLING INTEREST	REDEEMABLE NONCONTROLLING INTEREST
The changes in the components of redeemable noncontrolling interests are presented in the table that follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Balance, beginning of period	$468	$143	$365
Net earnings (loss) attributable to redeemable noncontrolling interests	(59)	5	(3)
Purchase/change of redeemable noncontrolling interests	46	320	(219)
Balance, end of period	$455	$468	$143